October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28(a)	$55	$54,584
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	91,504
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	68	65,428
Environmental Control — 0.0%
GFL Environmental Inc., 4.00%, 08/01/28(a)	25	24,456
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	55	57,200
Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(a)	29	14,085
Internet — 1.0%
Beignet Investor LLC, 6.58%, 05/30/49(a)	520	554,688
Getty Images Inc., 11.25%, 02/21/30(a)	47	46,651
		601,339
Leisure Time — 0.1%
Sabre GLBL Inc., 11.13%, 07/15/30(a)	60	56,700
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	43	44,425
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	24,629
		69,054
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	55	54,745
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	200	209,062
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	160	148,311
White Cap Buyer LLC, 6.88%, 10/15/28(a)	25	25,000
		173,311
Software — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	94	78,686
Cloud Software Group Inc., 9.00%, 09/30/29(a)	29	29,996
		108,682
Total Corporate Bonds & Notes — 2.6% (Cost: $1,550,548)		1,580,150
Fixed Rate Loan Interests
Computers — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	128	128,436
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	19	19,044
		147,480
Software — 0.2%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	128	125,510
Total Fixed Rate Loan Interests — 0.5% (Cost: $275,646)		272,990
Security	Par (000)	Value
Floating Rate Loan Interests
Advertising — 0.3%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.08%, 08/23/28(b)	$24	$23,845
Outfront Media Capital LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.02%, 09/24/32	68	67,936
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31(b)	47	46,820
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29(b)	27	25,364
		163,965
Aerospace & Defense — 2.4%
Barnes Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 01/27/32(b)	46	45,713
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30(b)	66	66,126
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29(b)	152	152,837
Dynasty Acquisition Co. Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 10/31/31(b)	257	257,076
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 10/31/31(b)	98	98,127
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.43%, 02/26/32(b)	1	611
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 0.00%, 02/26/32(b)	67	67,426
Propulsion BC Newco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.74%, 09/14/29(b)	15	14,820
TransDigm Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31(b)	297	297,762
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32(b)	162	161,682
TransDigm, Inc.
(3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30	117	116,613
(3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 08/19/32(b)	182	182,040
		1,460,833
Airlines — 1.3%
AAdvantage Loyalty IP Ltd.
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.13%, 04/20/28(b)	45	44,590
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.13%, 05/28/32(b)	40	39,919
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 03/21/31(b)	142	142,016
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.69%, 01/29/27(b)	78	78,170
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29(b)	109	108,525

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28(b)	$147	$146,603
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 0.00%, 08/27/29(b)	102	96,967
United Airlines Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31(b)	108	107,747
		764,537
Apparel — 0.3%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 12/21/28(b)	105	104,869
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 02/13/32(b)	60	59,451
		164,320
Auto Parts & Equipment — 1.5%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.46%, 05/06/30(b)	325	325,130
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 01/28/32(b)	150	150,329
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.84%, 01/30/32(b)	12	11,988
Qnity Electronics Inc., 11/01/32(c)	229	228,858
Realtruck Group Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.08%, 01/31/28(b)	55	48,671
RealTruck Group, Inc., 01/31/28(b)(c)	14	12,621
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28(b)	139	136,581
		914,178
Banks — 0.3%
Ascensus Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 08/02/28(b)	203	203,029
Beverages — 0.6%
Naked Juice LLC
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29(b)	51	38,316
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29(b)	136	136,950
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30(b)	46	19,021
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28(b)	107	107,065
Sazerac Co Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.58%, 07/09/32(b)	73	73,331
		374,683
Building Materials — 2.6%
Chariot Buyer LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 09/08/32	274	274,416
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.21%, 07/08/30(b)	99	97,441
Emrld Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31(b)	187	186,631
Security	Par (000)	Value
Building Materials (continued)
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30(b)	$239	$238,605
Potters Borrower LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.96%, 12/14/27(b)	58	58,278
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.21%, 03/19/29(b)	119	118,953
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 02/10/32(b)	108	108,552
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 04/14/31(b)	136	135,896
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.75%, 09/22/28(b)	13	12,849
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31(b)	286	276,408
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.08%, 10/04/28(b)	20	20,064
		1,528,093
Chemicals — 3.6%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.06%, 11/24/27(b)	83	77,289
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 8.72%, 08/27/26(b)	16	120
Axalta Coating Systems U.S. Holdings Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29(b)	201	200,789
Chemours Co. (The), (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.46%, 10/15/32	202	198,290
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.05%, 11/01/30(b)	120	119,829
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.61%, 10/04/29(b)	37	36,335
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 06/12/31(b)	138	137,919
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.71%, 12/18/30(b)	163	163,952
Fortis 333 Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32(b)	49	47,118
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 02/15/30(b)	144	144,492
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 02/18/30(b)	55	46,733
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.21%, 10/07/31(b)	45	35,809
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28(b)	143	126,496
Minerals Technologies Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.97%, 11/26/31(b)(d)	122	122,077
Nouryon Finance B.V., 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 0.00%, 04/03/28(b)	71	70,964
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31(b)	235	232,179

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.29%, 04/08/31(b)	$55	$49,322
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31(b)	65	64,578
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.13%, 08/02/30(b)	185	177,977
W.R. Grace & Co.-Conn., (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32(b)	74	73,515
		2,125,783
Commercial Services — 8.2%
Aggreko Holdings Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 0.00%, 05/21/31(b)	160	160,549
AlixPartners LLP, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 08/12/32(b)	235	234,308
Allied Universal Holdco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.31%, 08/20/32(b)	381	382,107
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28(b)	44	44,478
APi Group DE Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 01/03/29(b)	291	291,460
Belron Finance 2019 LLC, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.49%, 10/16/31(b)	375	376,538
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31(b)	129	129,668
Bright Horizons Family Solutions LLC, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 08/23/32(b)	134	134,022
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 0.00%, 01/31/31(b)	77	75,629
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 0.00%, 02/23/29(b)	14	12,601
CHG Healthcare Services Inc., (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 0.00%, 09/29/28(b)	128	128,253
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32(b)	90	90,384
Creative Artists Agency, LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 10/01/31(b)	312	312,794
Element Materials Technology Group U.S. Holdings Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29(b)	58	58,679
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.84%, 08/01/29(b)	138	138,578
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(b)(d)	72	71,609
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 2.00% and 3.75% PIK), 9.59%, 07/31/30(b)(e)	65	58,655
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.05%, 02/01/29(b)	180	180,133
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 06/02/31(b)	99	98,447
Security	Par (000)	Value
Commercial Services (continued)
Herc Holdings Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.11%, 06/02/32(b)	$27	$27,090
Hertz Corp. (The)
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.58%, 06/30/28(b)	112	92,630
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.58%, 06/30/28(b)	21	17,538
Ingenovis Health Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.71%, 03/06/28(b)	30	9,278
ION Platform Finance U.S. Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 0.00%, 10/07/32	295	288,625
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30(b)	28	27,531
Learning Care Group U.S. No. 2 Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 0.00%, 08/11/28(b)	8	7,684
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28(b)	296	296,748
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 0.00%, 07/25/30(b)	104	104,073
PG Investment Co. 59 SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 03/26/31(b)	60	59,729
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.86%, 03/07/32(b)	241	239,518
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30(b)	27	26,559
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 11/19/31(b)	81	81,229
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 11/14/30(b)	6	5,880
Shift4 Payments, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32(b)	54	54,293
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 06/24/31(b)	178	178,182
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 06/24/31(b)	104	103,887
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.06%, 11/02/27(b)	30	29,044
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at % + 6.25%), 10.37%, 12/17/28(b)(f)(g)	43	7,332
Wand NewCo 3 Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 01/30/31(b)	179	178,018
WEX Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 03/31/28(b)	30	29,672
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 03/05/32(b)	60	59,476
		4,902,908

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers — 1.5%
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29(b)	$273	$155,746
(3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.37%, 05/25/29(b)	37	20,949
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.83%, 12/09/31(b)	131	131,135
Fortress Intermediate 3 Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.11%, 06/27/31(b)(d)	59	58,681
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.96%, 03/01/29(b)	158	149,105
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.69%, 02/01/28(b)	165	142,258
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.34%, 10/26/29(b)	264	256,868
		914,742
Distribution & Wholesale — 1.8%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 01/31/31(b)	167	167,773
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.99%, 07/27/28(b)	96	95,830
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.99%, 02/09/31(b)	215	214,286
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 07/02/31(b)(d)	118	116,804
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.71%, 06/04/31(b)	252	251,354
Olympus Water U.S. Holding Corp., 07/23/32(c)	142	141,290
PAI Holdco Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 7.83%, 10/28/27(b)	44	36,377
Resideo Funding Inc., (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32(b)	79	78,803
		1,102,517
Diversified Financial Services — 3.6%
Advisor Group, Inc., (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 07/30/32(b)	188	188,235
AllSpring Buyer LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.81%, 11/01/30(b)	25	24,975
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32(b)	151	141,352
Aretec Group Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.46%, 08/09/30(b)	68	68,231
Chicago U.S. Midco III LP
10/30/32(c)(d)	156	155,421
10/30/32(c)(d)	23	23,082
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 10/31/31(b)	149	149,334
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.81%, 04/28/28(b)	209	208,438
CPI Holdco B LLC
05/17/31(c)	43	42,966
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.96%, 05/19/31(b)	273	272,684
Security	Par (000)	Value
Diversified Financial Services (continued)
Edelman Financial Engines Center LLC (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 04/07/28(b)	$169	$169,522
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 09/15/31(b)	208	208,501
GTCR Everest Borrower LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31(b)	45	45,007
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 12/15/31(b)	251	248,624
Lavender Dutch BorrowerCo BV, USD Term Loan, 09/27/32(c)	79	79,000
Orion U.S. Finco, Inc., (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.43%, 10/08/32	90	90,394
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 11/05/28(b)	11	10,536
Summit Acquisition Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 0.00%, 10/16/31(b)	6	5,995
		2,132,297
Electric — 1.5%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 07/31/30(b)	149	148,898
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.94%, 12/15/27(b)	89	89,367
NRG Energy Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 0.00%, 04/16/31(b)	301	301,418
Sanmina Corp., 0.00%, 10/27/32(d)	90	90,000
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31(b)	59	58,585
Talen Energy Supply, LLC, 10/11/32(c)	73	72,939
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.71%, 12/20/30(b)	119	118,887
		880,094
Electrical Components & Equipment — 0.0%
Spectris PLC, USD Term Loan, 09/30/32(c)(d)	23	23,029
Electronics — 0.5%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.74%, 06/20/31(b)(d)	69	69,146
Coherent Corp., (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 07/02/29	98	97,768
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 12/02/31(b)	67	67,187
Pinnacle Buyer LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.49%, 10/01/32	81	81,516
		315,617
Engineering & Construction — 1.6%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 09/23/31(b)	296	296,292
Blackfin Pipeline LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 09/29/32	43	42,946
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30(b)	230	202,394

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 0.00%, 07/01/31(b)	$163	$163,829
Construction Partners Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 11/03/31(b)	28	27,825
Legence Holdings LLC, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.23%, 12/16/31	55	55,146
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.72%, 01/25/31(b)	195	195,343
		983,775
Entertainment — 5.6%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.37%, 10/02/28(b)	58	53,452
Caesars Entertainment Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.21%, 02/06/30(b)	33	33,109
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.21%, 02/06/31(b)	346	342,422
Crown Finance U.S. Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.63%, 12/02/31(b)	79	79,250
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31(b)	293	292,801
DK Crown Holdings Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.86%, 03/04/32(b)	179	178,204
ECL Entertainment, LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 08/30/30	30	29,501
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 03/24/32(b)	368	369,458
Flutter Financing B.V.
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30(b)	271	269,922
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32(b)	92	91,134
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29(b)	76	74,997
Herschend Entertainment Co., LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 05/27/32(b)	86	86,107
Light & Wonder International Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.29%, 04/14/29(b)	200	200,676
Live Nation Entertainment, Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.02%, 10/21/32(d)	122	121,848
M6 ETX Holdings II Midco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 04/01/32	61	60,955
Motion Finco Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29(b)	185	159,473
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30(b)	45	41,940
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.46%, 05/03/29(b)	91	90,768
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 0.00%, 04/04/29(b)	94	92,813
Security	Par (000)	Value
Entertainment (continued)
SeaWorld Parks & Entertainment Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.96%, 12/04/31(b)	$73	$72,423
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 05/01/31(b)	38	37,943
TKO Worldwide Holdings, LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31	302	302,568
Voyager Parent LLC., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 0.00%, 07/01/32(b)	110	109,877
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31(b)	141	140,929
		3,332,570
Environmental Control — 1.7%
Clean Harbors Inc., (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.46%, 10/08/32	44	44,131
Filtration Group Corp., (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 10/21/28(b)	186	186,220
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32(b)	239	238,761
JFL-Tiger Acquisition Co. Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 10/17/30(b)	60	60,214
Madison IAQ LLC
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28(b)	151	150,873
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32(b)	166	166,082
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.19%, 03/09/28(b)	35	11,497
Reworld Holding Corp.
(1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.27%, 01/15/31	37	36,877
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.28%, 11/30/28(b)	43	43,414
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.28%, 11/30/28(b)	3	3,360
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 7.25%, 10/24/30(b)	49	49,375
		990,804
Food — 1.7%
Chobani LLC, 10/22/32(c)	383	383,720
Froneri International Ltd., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 09/30/31(b)	255	252,875
Froneri Lux Finco Sarl, 08/02/32(c)	39	39,040
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.34%, 03/29/30	4	4,513
Nomad Foods U.S. LLC, 2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.58%, 11/12/29(b)	29	29,209
US Foods Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 10/03/31(b)	161	161,941
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32(b)	117	116,628
		987,926

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Service — 0.0%
Aramark Services Inc., (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 04/06/28(b)	$20	$20,004
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.81%, 09/07/27(b)	114	113,517
Gas — 0.0%
Meade Pipeline Co. LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32	25	25,000
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.47%, 09/26/31	55	55,667
Health Care - Products — 1.7%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.96%, 09/29/28(b)	88	88,662
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.21%, 01/15/31(b)	177	178,403
Medline Borrower, LP
(1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.96%, 10/23/28(b)	597	597,193
(1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.96%, 10/23/30(b)	60	59,929
Solstice Advanced Materials Inc., 10/29/32(c)	79	79,082
		1,003,269
Health Care - Services — 2.0%
AHP Health Partners Inc., (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.21%, 09/20/32	17	17,541
Concentra Health Services Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 07/26/31(b)	70	69,706
Examworks Bidco Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 11/01/28(b)	166	166,464
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28(b)	24	24,385
LifePoint Health Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 0.00%, 05/19/31(b)	100	99,520
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.46%, 11/15/28(b)	198	198,064
QuidelOrtho Corp., (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32	68	67,511
Reverb Buyer Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.44%, 11/01/28(b)	29	8,773
Sotera Health Holdings, LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 05/30/31	255	255,361
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30(b)	78	78,568
Surgery Center Holdings, Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 12/19/30(b)	169	169,428
Team Health Holdings Inc., (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.34%, 06/30/28(b)	40	39,933
		1,195,254
Holding Companies - Diversified — 0.1%
Acuren Delaware Holdco Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 07/30/31(b)	37	36,926
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Intrado Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30(b)	$30	$29,654
		66,580
Home Furnishings — 0.4%
AI Aqua Merger Sub Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.13%, 07/31/28(b)	197	197,724
Somnigroup International Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 10/24/31(b)	35	34,993
		232,717
Household Products & Wares — 0.1%
ACP Tara Holdings Inc., 09/17/32(c)(d)	20	20,050
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 03/04/32(b)	29	28,974
		49,024
Housewares — 0.5%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32(b)	198	198,556
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.58%, 10/20/28(b)	19	18,816
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.31%, 10/20/28(b)	19	18,927
Springs Windows Fashions, LLC, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.08%, 10/06/28(b)	53	41,796
SWF Holdings I Corp., (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.46%, 12/19/29(b)	16	16,357
		294,452
Insurance — 6.6%
Alliant Holdings Intermediate LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 09/19/31(b)	470	469,429
AmWINS Group Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32(b)	340	340,782
Amynta Agency Borrower Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 0.00%, 12/29/31(b)	226	226,566
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 0.00%, 02/15/31(b)	209	208,193
Asurion LLC
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.33%, 07/31/27(b)	34	34,465
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.21%, 09/19/30(b)	30	29,733
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.21%, 09/19/30(b)	262	261,245
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.33%, 08/19/28(b)	89	89,738
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.33%, 01/31/28(b)	65	63,588
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.33%, 01/20/29(b)	65	61,876
Baldwin Insurance Group Holdings LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.55%, 05/26/31(d)	87	86,930
Howden Group Holdings Ltd.
(1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 02/15/31(b)	215	215,521

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 04/18/30(b)	$17	$16,980
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 0.00%, 06/20/30(b)	432	433,150
Jones Deslauriers Insurance Management Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 03/15/30(b)	99	98,644
OneDigital Borrower LLC, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.96%, 07/02/31(b)	21	20,938
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 09/15/31(b)	207	206,948
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 07/31/31(b)	388	387,572
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31(b)	239	238,451
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32(b)	29	29,835
USI Inc./New York
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30(b)	193	193,074
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29(b)	230	229,741
		3,943,399
Internet — 2.6%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.34%, 08/15/29(b)	148	122,532
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.09%, 11/08/32(b)	128	128,559
Gen Digital Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.71%, 09/12/29(b)	298	298,052
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 04/16/32(b)	92	91,569
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.71%, 05/30/31(b)	121	120,479
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 11/09/29(b)	85	84,602
MH Sub I LLC
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.21%, 12/31/31(b)	53	42,196
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28(b)	63	56,751
Proofpoint Inc.
08/31/28(c)	32	32,115
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.96%, 08/31/28(b)	187	187,993
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 0.00%, 12/10/31(b)	178	177,929
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.71%, 03/15/30(b)	207	206,460
		1,549,237
Leisure Time — 1.0%
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 05/31/30(b)	94	94,466
Security	Par (000)	Value
Leisure Time (continued)
Beach Acquisition Bidco LLC, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32	$31	$31,142
Bombardier Recreational Products, Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 01/22/31(b)	52	51,792
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 07/22/30(b)	119	118,528
Four Seasons Hotels Ltd., (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 09/22/32	81	80,727
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.61%), 6.58%, 05/30/28(b)	24	24,038
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 12/17/27(b)	7	6,596
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 12/17/27(b)	21	20,148
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.06%, 06/30/28(b)	2	1,983
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.06%, 11/15/29(b)(d)	82	75,992
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.06%, 11/15/29(b)(d)	30	27,282
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.46%, 08/03/28(b)	73	73,573
		606,267
Lodging — 1.4%
Aimbridge Acquisition Co. Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.65%, 03/11/30(b)(e)	18	18,213
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.65%, 03/11/30(b)	20	20,011
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.21%, 01/27/29(b)	350	349,514
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.74%, 11/08/30(b)	129	129,264
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 03/14/31(b)	218	217,722
Wyndham Hotels & Resorts Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 05/24/30(b)	110	110,571
		845,295
Machinery — 2.9%
Arcline FM Holdings LLC, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.68%, 06/23/30	101	101,024
Chart Industries Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.48%, 03/15/30(b)	37	36,960
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.50%, 05/14/28(b)(d)	46	46,159
Generac Power Systems Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.88%, 07/03/31(b)	49	49,539
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29(b)	74	74,027
SPX Flow, Inc., (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 04/05/29(b)	260	260,925

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 0.00%, 02/15/29(b)	$323	$323,634
TK Elevator Midco GmbH, 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 0.00%, 04/30/30(b)	363	364,984
Vertiv Group Corp., (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.88%, 08/12/32(b)	278	278,901
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.38%, 01/27/31(b)	172	172,647
		1,708,800
Machinery - Diversified — 0.1%
INNIO Group Holding GmbH, 11/02/28(c)	74	74,000
Manufactured Housing Abs — 0.2%
Weber-Stephen Products LLC, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.74%, 10/01/32	132	131,560
Manufacturing — 0.2%
CP Iris HoldCo I, Inc.
10/27/32(c)	15	14,974
(1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 10/27/32	122	121,289
		136,263
Media — 1.4%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 12/07/30(b)	41	40,962
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 0.00%, 12/15/31(b)	81	81,232
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.50%, 04/15/27(b)	281	264,432
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.53%, 01/18/28(b)	60	59,182
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.10%, 08/02/27(b)	2	2,158
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.38%, 06/04/29(b)	0 (h)	400
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.71%, 06/30/28(b)	79	79,129
NEP Group, Inc., 10/17/31(c)	64	59,516
Radiate Holdco, LLC, (1-mo. CME Term SOFR at 0.00% Floor + 5.11% and 1.50% PIK), 9.08%, 09/25/29(b)(e)	191	148,509
Sunrise Financing Partnership, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.43%, 02/15/32	40	39,900
Telenet Financing USD LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 6.15%, 04/30/28(b)	30	29,845
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.40%, 01/31/29(b)	24	23,945
Ziggo Financing Partnership, USD Term Loan I, (6-mo. CME Term SOFR at 0.00% Floor + 2.93%), 6.71%, 04/30/28(b)	9	9,099
		838,309
Metal Fabricate & Hardware — 0.0%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 0.00%, 05/13/29(b)	22	21,595
Mining — 0.5%
Covia Holdings Corp., (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.71%, 02/26/32(b)	44	43,918
Security	Par (000)	Value
Mining (continued)
Novelis Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32(b)	$238	$238,311
		282,229
Oil & Gas — 0.2%
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.03%, 02/11/30(b)	85	84,628
Stakeholder Midstream LLC, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31	60	60,525
		145,153
Oil & Gas Services — 0.0%
Deep Blue Operating I LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.88%, 10/01/32	27	27,051
Packaging & Containers — 1.3%
Charter Next Generation Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.80%, 11/29/30(b)	252	253,313
Clydesdale Acquisition Holdings Inc.
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.14%, 04/13/29(b)	20	19,984
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 04/01/32(b)	158	158,009
LABL Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.94%, 10/30/28(b)	157	118,204
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.13%, 04/15/27(b)	89	88,612
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.96%, 02/01/29(b)	56	56,429
Proampac PG Borrower LLC, (3-mo. CME Term SOFR + 4.00%), 0.00%, 09/15/28(b)	18	17,922
Ring Container Technologies Group, LLC, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.46%, 09/15/32	48	48,000
Trident TPI Holdings Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28(b)	43	41,986
		802,459
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 08/01/32(b)	201	202,423
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 5.71%, 08/01/27(b)(d)	60	60,001
Endo Finance Holdings Inc., 2024 1st Lien Term Loan, 04/23/31(b)(c)	35	34,647
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27(b)	72	70,874
ICON Luxembourg SARL, 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28(b)	6	6,076
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.21%, 05/05/28(b)	161	161,472
Option Care Health Inc., (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 09/22/32	143	143,587
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.24%, 05/19/31(b)	50	44,751
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 04/20/29(b)	106	105,702

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Vizient Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.71%, 08/01/31(b)	$96	$95,874
		925,407
Pipelines — 1.0%
Buckeye Partners LP, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.72%, 11/22/32	47	46,598
Colossus Acquireco LLC, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32(b)	150	149,250
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.12%, 12/21/28(b)	224	224,325
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.94%, 10/04/30(b)	9	8,874
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 0.00%, 10/05/28(b)	165	165,074
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.31%, 06/16/32(b)	16	16,003
		610,124
Real Estate — 0.4%
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.58%, 06/02/28(b)	202	201,396
Cushman & Wakefield U.S. Borrower LLC, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 01/31/30(b)	25	25,467
		226,863
Real Estate Investment Trusts — 0.2%
Iron Mountain, Inc., 01/31/31(b)(c)	30	29,994
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 05/20/30(b)	71	70,613
		100,607
Retail — 1.8%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.71%, 09/20/30(b)	122	121,357
Boots Group Bidco Ltd. (The), USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32	112	112,420
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28(b)	31	30,850
Gulfside Supply Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31(b)	59	58,421
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.46%, 12/15/27(b)	138	138,180
Les Schwab Tire Centers, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 0.00%, 04/23/31(b)	100	99,490
Murphy Oil USA Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.88%, 04/07/32(b)	33	33,234
Peer Holding III B.V., 09/29/32(c)	21	21,000
QXO Building Products Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 04/30/32(b)	32	32,133
Turquoise Topco Ltd., 08/13/32(c)	69	67,965
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 10/19/29(b)	374	374,748
		1,089,798
Security	Par (000)	Value
Semiconductors — 0.6%
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 0.00%, 07/06/29(b)	$50	$50,462
Gryphon Acquire Newco LLC, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.85%, 09/13/32	72	72,315
MKS Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.98%, 08/17/29(b)	216	216,601
		339,378
Software — 12.5%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31(b)	328	328,460
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 02/15/29(b)	243	241,489
Avalara, Inc., (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.74%, 03/26/32	91	91,121
BCPE Pequod Buyer Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 11/25/31(b)	133	132,999
Boxer Parent Co. Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31(b)	305	303,232
Capstone Borrower Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30(b)	107	106,623
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.96%, 01/23/32(b)	124	124,119
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29(b)	266	218,303
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32(b)	87	87,055
Cloud Software Group Inc.
(3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 0.00%, 03/21/31(b)	225	224,636
(3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 0.00%, 08/13/32(b)	300	299,453
Cloudera Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.81%, 10/08/28(b)	52	50,074
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.88%, 05/01/31(b)	311	298,754
Dayforce Inc.
10/07/32(c)	255	254,044
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 03/01/31(b)(d)	200	200,346
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 0.00%, 06/26/31(b)	58	57,664
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.71%, 10/09/29(b)	313	313,312
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.71%, 11/22/32(b)	49	49,475
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.46%, 05/30/31(b)	218	218,257
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 09/15/32	333	328,777
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 01/30/32(b)	481	475,433

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.21%, 10/27/28(b)	$135	$135,321
Kaseya Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 03/20/32(b)	298	297,388
Mitchell International Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.21%, 06/17/31(b)	193	192,694
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.21%, 06/17/32(b)	39	37,947
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.09%, 07/01/31(b)	54	53,083
Ping Identity Corp., 10/31/32(c)(d)	50	50,000
Planview Parent Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27(b)	29	27,968
PointClickCare Technologies Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31(b)	73	73,480
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.10%, 06/02/28(b)	144	137,751
Project Alpha Intermediate Holding Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30(b)	59	58,590
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.61%, 07/16/31(b)	196	195,898
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30(b)	89	88,053
RealPage Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28(b)	154	153,641
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.71%, 05/12/28(b)	79	68,131
SS&C Technologies Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 05/09/31(b)	343	344,092
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.34%, 02/10/31(b)	387	386,276
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.09%, 04/12/31(b)	287	283,644
Waystar Technologies, Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.96%, 10/22/29(b)	61	61,370
X AI Corp. TERM LOAN, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30(b)	94	91,253
Zelis Payments Buyer Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.71%, 09/28/29(b)	109	106,821
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 11/26/31(b)	216	214,236
		7,461,263
Telecommunications — 2.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 8.75%, 01/31/26(b)(d)	39	37,283
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.86%, 05/31/31	106	105,838
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.78%, 10/24/30(b)	98	98,521
Security	Par (000)	Value
Telecommunications (continued)
Digicel International Finance Ltd., (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32(b)	$53	$52,019
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 7.83%, 04/30/28(b)	17	16,483
Level 3 Financing Inc., (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.21%, 03/29/32	396	395,307
Lumen Technologies Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.43%, 04/16/29(b)	123	121,715
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.43%, 04/15/30(b)	94	93,326
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 9.96%, 06/01/28(b)	3	3,113
Windstream Services LLC, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.96%, 10/06/32(d)	118	116,525
Zayo Group Holdings, Inc., (3-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.58%, 03/11/30	319	304,270
		1,344,400
Transportation — 0.9%
Genesee & Wyoming Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31(b)	330	329,281
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.31%, 12/15/26	38	37,717
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30(b)	119	116,898
Stonepeak Nile Parent LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.16%, 04/09/32	49	48,928
		532,824
Total Floating Rate Loan Interests — 85.4% (Cost: $51,378,385)		51,063,465
	Shares
Common Stocks
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	623	10,315
Diversified Telecommunication Services — 0.1%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $3,910)(d)(i)	312	32,760
Food Products — 0.0%
Hearthside Equity, NVS	276	4,468
Hotels, Restaurants & Leisure — 0.0%
Aimbridge Acquisition Co. Inc., NVS(d)	459	29,605
Total Common Stocks — 0.1% (Cost $52,749)		77,148
Investment Companies
Exchange Traded Funds — 2.6%
iShares 0-5 Year High Yield Corporate Bond ETF(j)	20,250	872,370
iShares Broad USD High Yield Corporate Bond ETF(j)(k)	18,000	676,440
		1,548,810
Total Investment Companies — 2.6% (Cost $1,501,820)		1,548,810

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(d)	76	$1,786
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(d)	111	2,609
		4,395
Total Preferred Stocks — 0.0% (Cost $2,925)		4,395
Total Long-Term Investments — 91.2% (Cost: $54,762,073)		54,546,958
Short-Term Securities
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(j)(l)(m)	685,862	686,205
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(j)(l)	6,580,000	6,580,000
Total Short-Term Securities — 12.1% (Cost: $7,266,068)		7,266,205
Total Investments — 103.3% (Cost: $62,028,141)		61,813,163
Liabilities in Excess of Other Assets — (3.3)%		(1,991,669)
Net Assets — 100.0%		$59,821,494

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Rounds to less than 1,000.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,760, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(j)	Affiliate of the Fund.
(k)	All or a portion of this security is on loan.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,351,543	$—	$(665,506)(a)	$112	$56	$686,205	685,862	$884 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,960,000	620,000 (a)	—	—	—	6,580,000	6,580,000	56,665	—
iShares 0-5 Year High Yield Corporate Bond ETF	871,560	—	—	—	810	872,370	20,250	14,867	—
iShares Broad USD High Yield Corporate Bond ETF	673,020	—	—	—	3,420	676,440	18,000	11,533	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	576,726	—	(578,427)	37,863	(36,162)	—	—	8,388	—
				$37,975	$(31,876)	$8,815,015		$92,337	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	600	$47,189	$42,518	$4,671

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.22%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	500	$11,587	$(5,488)	$17,075
1-day SOFR, 4.22%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	500	11,298	(5,488)	16,786
1-day SOFR, 4.22%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	2,000	(2,902)	(21,622)	18,720
									$19,983	$(32,598)	$52,581
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,580,150	$—	$1,580,150
Fixed Rate Loan Interests	—	272,990	—	272,990
Floating Rate Loan Interests	—	49,491,200	1,512,264	51,003,464
Common Stocks	—	14,783	62,365	77,148
Investment Companies	1,548,810	—	—	1,548,810
Preferred Stocks	—	—	4,395	4,395
Short-Term Securities
Money Market Funds	7,266,205	—	—	7,266,205
Unfunded Floating Rate Loan Interests(a)	—	87	—	87

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Floating Rate Loan Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities (continued)
Liabilities
Unfunded Floating Rate Loan Interests(a)	$—	$(96)	$—	$(96)
	$8,815,015	$51,359,114	$1,639,025	$61,813,154
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$4,671	$—	$4,671
Interest Rate Contracts	—	52,581	—	52,581
	$—	$57,252	$—	$57,252

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Floatings Rate Loans Interests	Preferred Stocks	Total
Assets:
Opening balance, as of July 31, 2025	$102,264	$781,451	$4,208	$887,923
Transfers into Level 3	—	368,044	—	368,044
Transfers out of Level 3	—	(296,166)	—	(296,166)
Accrued discounts/premiums	—	428	—	428
Net realized gain (loss)	2,170	229	—	2,399
Net change in unrealized appreciation (depreciation)(a)	5,232	(7,633)	187	(2,214)
Purchases	—	765,135	—	765,135
Sales	(47,300)	(39,225)	—	(86,525)
Closing balance, as of October 31, 2025	$62,366	$1,572,263	$4,395	$1,639,024
Net change in unrealized appreciation (depreciation) on investment still held at October 31, 2025	$5,231	$ (7,390)	$187	$ (1,972)
(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
October 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
GO	General Obligation

NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
SOFR	Secured Overnight Financing Rate